Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net income (loss) for the year	$ 156,087	$ (652,506)	$ (157,516)
Other comprehensive loss, net of income tax - items that will not be reclassified to the income statement
Cash flow hedge accounting	488	(98)	1,332
Deferred income tax	(161)	101	(453)
Translation adjustment of foreign subsidiaries	(64,575)	(138,840)	(21,115)
Total other comprehensive income (loss), net of income tax, items that can be reclassified to the income statement	(64,248)	(138,837)	(20,236)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	(5,066)	(787)
Deferred income tax	(2,375)	(88)
Changes in fair value of investments in equity instruments	(2,632)
Total other comprehensive income (loss), net of income tax, items that will not be reclassified to the income statement	(10,073)	(875)
Other comprehensive loss for the year, net of income tax	(74,321)	(139,712)	(20,236)
Total comprehensive income (loss) for the year	81,766	(792,218)	(177,752)
Attributable to NEXA’s shareholders	43,828	(682,132)	(172,453)
Attributable to non-controlling interests	$ 37,938	$ (110,086)	$ (5,299)